Capital and Reserves	12 Months Ended
Dec. 31, 2024
Capital and reserves [Abstract]
Capital and Reserves	Capital and Reserves
•Share capital

Quantity of shares at December 31, 2024				Share capital December 31, 2024
Class	Quantity	Nominal value per share	Votes per share	Shares outstanding	Paid-in (1)
Ordinary	612,710,079	1	1	612,710	612,710
(1)Registered with the Public Registry of Commerce.
Banco BBVA Argentina S.A. is a corporation (“sociedad anónima”) incorporated under the laws of Argentina. The shareholders limit their liability to the shares subscribed and paid in, pursuant to the Argentine Companies Law (Law 19,550). Therefore, and pursuant to Law 25,738, it is reported that neither foreign capital majority shareholders nor local or foreign shareholders shall be liable in excess of the above-mentioned capital contribution for obligations arising from transactions carried out by the financial institution.
•Share premium
The share premium account represents the difference between the par value of the shares issued and the subscription price.
•Inflation adjustment to share capital and premium
It comprises the cumulative monetary inflation adjustment on the share capital and share premium based on the IAS 29 restatement process described in note 2.1.5. and BCRA requirements.
•Other comprehensive income (OCI)
•Fair value reserve: the fair value reserve comprises the cumulative net change in the fair value of financial assets measured at FVOCI, net of the related income tax.
•Share of OCI from associates and joint ventures: corresponds to the Bank’s participation in the OCI of its associates and joint ventures.
•Legal reserve
BCRA regulations establish that 20% of net income as determined in accordance with BCRA Generally Accepted Accounting Principles (BCRA GAAP), should be allocated to the legal reserve (See Note 42.a)).
•Other reserves
Set up to fulfil the requirement of the Argentine National Securities Commission (CNV, as per its Spanish acronym) where by the entire balance of retained earnings determined in accordance with BCRA GAAP needs to be allocated by the shareholders’ meeting to cash dividends, dividends in shares, set up reserves other than the legal reserve, or a combination there of.
•Optional Reserve: includes all other reserves that are established by express will social.
•Reserve for first-time Application of IFRS Accounting Standards: originated in the differences in valuation of assets and liabilities in accordance with international financial reporting standards at the time of initial adoption.